Pensions and Other Benefits - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 CAD shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CAD shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 USD ($)
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Canadian pension plan as a percentage of combined plan assets	99.00%
Canadian pension plan as a percentage of combined plan obligations	98.00%
Increase (decrease) in pension and post-retirement benefit obligation	CAD 225				CAD (135)
Prior service costs amortization period for union employees					2 years	2 years
Percentage of Combined Plan Obligations, Other Benefit Plans	96.00%
Basis of calculating market related value of net periodic benefit cost	5 year average of market values for plans' public equity + plans' fixed income, real estate and infrastructure securities	5 year average of market values for plans' public equity + plans' fixed income, real estate and infrastructure securities
Measurement date used to determine the plan assets and the accrued benefit obligation	December 31	December 31
Target long term rate of return, net of all fees and expenses	7.75%	7.75%
Maximum value of underlying assets represented by financial derivatives, excluding currency forwards	30.00%	30.00%
Company's common shares in fund assets, Shares | shares	184,392		129,444
Company's common shares in fund assets, Market Value	CAD 41		CAD 21
Contribution by the company	88		105		CAD 107
Net cost of defined contribution plan	8		7		5
Payments to employees, their beneficiaries or estates or to third-party benefit administrators	26		32		35
Multiemployer Plan, Period Contributions | $		$ 4		$ 5		$ 6
6.25% Unsecured Notes Par Value [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value	2		2
6.25% Unsecured Notes Market Value [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Company's common shares in fund assets, Market Value	CAD 2		2
US Dollar [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	41.00%
European Currencies [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	13.00%
Other Currencies [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Plans exposure to foreign currency risk percentage	5.00%
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Defined benefit pension plans' accumulated benefit obligation	CAD 10,975		9,578
Unamortized actuarial loss expected to be recognized in next fiscal year	264
Unamortized prior service cost expected to be recognized in next fiscal year	5
Contribution by the company	80		98
Other Postretirement Benefit Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Unamortized actuarial loss expected to be recognized in next fiscal year	4
Unamortized prior service cost expected to be recognized in next fiscal year	1
Contribution by the company	26		32
Canadian Registered and U.S. Qualified Defined Benefit Pension Plans [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	67		86		89
Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	13		12		13
Pension Costs [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contribution by the company	CAD 8		CAD 7		CAD 5